Commitments and Contingencies - Schedule of Investment Properties Provided as Collateral (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investment Properties Provided As Collateral [Line Items]
Related amount	₩ 10,785,572	₩ 10,520,690
Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank
Disclosure Of Investment Properties Provided As Collateral [Line Items]
Carrying amount	1,300,290	79,959
Secured amount	810,057	76,668
Related amount	647,638	63,890
leaseholder
Disclosure Of Investment Properties Provided As Collateral [Line Items]
Carrying amount	1,290,020	541,351
Secured amount	110,273	68,019
Related amount	₩ 91,806	₩ 58,062